Accounting policies - IFRS 16 Implementation - Additional Information (Detail) - GBP (£) £ / shares in Units, £ in Millions		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets		£ 1,734.5
Lease liabilities		2,249.7
Change in operating profit		£ 61.0
Weighted average discount rate	5.40%
Retained earnings	£ 128.9
Deferred tax assets	27.8
Diluted earning per share		£ 0.495	£ 0.843	£ 1.424
Impact on Initial Application of IFRS16 [member]
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets	1,895.1		£ 1,895.1
Lease liabilities	2,326.2		£ 2,326.2
Reduction in other creditors	233.5
Reduction in property provisions	£ 68.7
Diluted earning per share		£ (0.018)